Selected Quarterly Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Data [Abstract]
Net Sales	$ 132,498	$ 150,571	$ 166,328	$ 188,540	$ 197,832	$ 210,682	$ 214,095	$ 219,063	$ 637,937	$ 841,672	$ 918,298
Gross Profit	(66,827)	3,712	(19,080)	14,700	(162)	14,354	8,522	15,455
Income (Loss) from Continuing Operations	(121,252)	(28,772)	(47,095)	(15,662)	(30,242)	(8,852)	(68,061)	(15,563)	(212,781)	(122,718)	(41,874)
Income (Loss) from Discontinued Operations, Net of Income Taxes	683	955	843	535	558	824	995	953	3,016	3,330	2,341
Net (loss) income	$ (120,569)	$ (27,817)	$ (46,252)	$ (15,127)	$ (29,684)	$ (8,028)	$ (67,066)	$ (14,610)	$ (209,765)	$ (119,388)	$ (39,533)
Income (Loss) from Continuing Operations, Per Basic Share	$ (5.14)	$ (1.22)	$ (2.01)	$ (0.67)	$ (1.29)	$ (0.38)	$ (2.91)	$ (0.67)	$ (9.04)	$ (5.25)	$ (1.80)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share	0.03	0.04	0.04	0.02	0.02	0.04	0.04	0.04	0.13	0.14	0.10
Basic loss per share	(5.11)	(1.18)	(1.97)	(0.65)	(1.27)	(0.34)	(2.87)	(0.63)	(8.91)	(5.11)	(1.70)
Income (Loss) from Continuing Operations, Per Diluted Share	(5.14)	(1.22)	(2.01)	(0.67)	(1.29)	(0.38)	(2.91)	(0.67)	(9.04)	(5.25)	(1.80)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	0.03	0.04	0.04	0.02	0.02	0.04	0.04	0.04	0.13	0.14	0.10
Net basic and diluted loss per share	$ (5.11)	$ (1.18)	$ (1.97)	$ (0.65)	$ (1.27)	$ (0.34)	$ (2.87)	$ (0.63)	$ (8.91)	$ (5.11)	$ (1.70)
Impairment of Intangible Assets, Finite-lived									$ 33,742	$ 0	$ 0
Inventory Write-down & Firm Purchase Commitment									(61,472)
Impairment of goodwill							$ 56,160		$ 0	$ 56,160	$ 0